Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policy [Abstract]
Schedule of Right-of-Use Assets Estimated Useful Lives	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Leasehold property	3 - 10 years
Furniture, fixtures and office equipment	6 years
Vehicles	4 - 5 years

Schedule of Estimated Useful Life of Property, Plant and Equipment

Property, plant and equipment is depreciated over the estimated useful life of the assets as follows:

Leasehold and leasehold improvements	3 - 10 years
Furniture, fixtures and office equipment	3 - 10 years
Plant equipment	5 years
Vehicles	3 - 5 years

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Development costs	10 years
Patents and trademarks	10 years
Software	5 - 10 years